UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21477

WESTERN ASSET/CLAYMORE U.S. TREASURY

INFLATION PROTECTED SECURITIES FUND 2

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Gregory B. McShea

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Registrant’s telephone number, including area code: (626) 844-9400

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1 – Report to Shareholders

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund 2

Annual Report to Shareholders

December 31, 2004

Annual Report to Shareholders

LETTER TO SHAREHOLDERS

Dear Shareholder:

Claymore Advisors, LLC, your Fund’s investment adviser, is pleased to present the annual report for the first fiscal year of the Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2. The Fund priced its initial public offering (“IPO”) on February 24, 2004, and commenced investment operations on February 27, 2004. During this initial period, the Fund implemented its investment strategy on not only the common assets raised in the IPO but also the $410 million raised through the issuance of preferred shares as part of the Fund’s leverage strategy. The net asset value (“NAV”) of the Fund ended the period at $14.00 per common share, down from its initial level of $14.33 per share after deducting the sales charge. Given this change in NAV and assuming reinvestment of dividends, the Fund generated a total return at NAV of 3.99% for the period. The Fund’s common stock price did not fare as well, declining from its initial $15.00 per share to $12.82 at December 31, 2004. The Fund’s total return at market price was –8.73%.

Management’s discussion of fund performance and additional information about the Fund follow this letter. We appreciate your investment with us and thank you for giving us the opportunity to serve your investment needs. For more information about the Fund, please call 1-800-345-7999 or visit the Fund’s website at www.westernclaymore.com.

Claymore Advisors, LLC

February 18, 2005

Annual Report to Shareholders

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

The Market

2004 was a good year for U.S. Treasury Inflation-Protected Securities (“TIPS”) as higher energy prices created an increased demand for inflation protection. Headline inflation (as opposed to the core measure which excludes the volatile food and energy components), expressed by the Consumer Price Index for All Urban Consumers (“CPI-U”), rose from 1.9% (year-over-year) in December 2003 to 3.3% (year-over-year) in December 2004. In June, the Fed at long last began raising short-term interest rates, taking them from 1% to 2.25% by the end of the year. Because the Fed was able to implement a policy of raising short-term interest rates at a “gradual pace,” longer dated real yields fell as the yield curve flattened.

Performance

For the year ended December 31, 2004, the Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (“Fund”) paid dividends from net investment income of $0.8675 per share and generated a total return of 3.99% on a net asset value (“NAV”) basis from inception (February 27, 2004) to December 31, 2004. Unfortunately, the Fund’s stock price did not follow suit, returning –8.73% for the period. The emerging market debt component of the Fund performed well in 2004 due to a positive global environment and strengthening country fundamentals. Spreads in Brazil, Russia, and Mexico all tightened as the market recognized their continuing pursuit of prudent fiscal and monetary policies. Again, the bulk of the performance is from U.S. TIPS.

Though the Fund is not required to be hedged, we currently continue to implement hedging strategies in the Fund. We are currently particularly focused on hedging high-volatility market events such as employment release dates. The current hedging strategies employed allowed the Fund to maintain a relatively stable NAV throughout the year; however, these hedging strategies had a negative impact on performance, primarily due to options expiring worthless at various points during the year. Depending on market and other conditions, we may discontinue our hedging strategies at any time.

One of our current goals is to maintain a stable NAV; in bull markets, our hedging strategies may cause us to underperform published indices on a total return basis, and in bear markets, the hedging strategies are designed to protect the NAV against a significant decline in value, although, of course, this may not be achieved by our hedging strategies.

Western Asset Management Company

January 26, 2005

Annual Report to Shareholders

FUND HIGHLIGHTS

(Amounts in Thousands, except per share amounts)

December 31, 2004
Net Asset Value	$856,560
Per Share	$14.00
Market Value Per Share	$12.82
Net Investment Income	$59,267
Per Share	$0.97
Dividends Paid to Common Shareholders	$53,147
Per Share	$0.87

The Fund

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (“WIW” or the “Fund”) is a closed-end, diversified management investment company which seeks to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Substantially all of the Fund’s net investment income (after payment of dividends to holders of preferred shares and interest in connection with other forms of leverage (if applicable)) is distributed to the Fund’s common shareholders. A Dividend Reinvestment Plan is available to those common shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they are traded under the symbol WIW.

Performance Information

Total return on market value measures investment performance in terms of appreciation or depreciation in market value per share, plus dividends and any capital gain distributions. Total return on net asset value measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. Total return on market value assumes that dividends and distributions were reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return on net asset value assumes that dividends and distributions were reinvested at net asset value. No adjustment has been made for any income taxes payable by shareholders.

	Since InceptionA	Fourth Quarter 2004
Total Fund Investment Return Based on:
Market Value	(8.73)%	1.84%
Net Asset Value	3.99%	4.25%
Barclays U.S. Government Inflation-Linked 1-10 Year IndexB	4.06%	1.70%
Barclays U.S. Government Inflation-Linked Index (All Maturities)C	4.83%	2.52%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit http://www.westernclaymore.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

A	The Fund’s inception date is February 27, 2004.
B	This index is the 1 to 10 year component of the Barclays Global Inflation-Linked Bond Index.
C	This index is the U.S. component of the Barclays Global Inflation-Linked Bond Index, which measures the performance of the major government inflation-linked bond markets.

Annual Report to Shareholders

FUND HIGHLIGHTS—Continued

Investment Policies

The Fund’s investment policies include, among others, that its portfolio be invested as follows:

•	At least 80% of total managed assetsD in U.S. Treasury Inflation Protected Securities.

•	Up to 20% of total managed assets in corporate bonds or other securities and instruments, including securities and instruments of issuers located in developing or “emerging market” countries.

•	Preferred shares, together with other forms of leverage (including reverse repurchase agreements and dollar roll transactions), will not exceed 38% of the Fund’s total managed assets.

Dividend Reinvestment Plan

The Fund and EquiServe Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of WIW, offer a convenient way to add shares of WIW to your account. WIW offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WIW unless the shareholder elects otherwise.

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WIW, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, less estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WIW through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent.

Additional Information Regarding the Plan

WIW will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (“IRS”) and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., P.O. Box 43011, Providence, Rhode Island 02940-3011—Investor Relations telephone number (800) 426-5523.

Annual Certifications

In September 2004, the Fund submitted a CEO annual certification to the NYSE in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related Securities and Exchange Commission (“SEC”) rules, the Fund’s principal executive and principal financial officers have made quarterly certifi

D	“total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage).

Annual Report to Shareholders

cations, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). You may request a free report regarding the Fund’s voting of proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-345-7999 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

IMPORTANT TAX INFORMATION 2004

(Unaudited)

The portion of dividends attributable to interest earned on direct obligations of the U.S. government is exempt from state income tax in many states. The percentage of such interest earned by the Fund for each quarter and for each period ended December 31, 2004, is as follows:

First Quarter 2004	Second Quarter 2004	Third Quarter 2004	Fourth Quarter 2004	Period Ended December 31, 2004
77.99%	80.41%	73.36%	71.80%	76.14%

Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION

December 31, 2004

The pie chart and bar chart above represent the Fund’s portfolio as of December 31, 2004. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time. U.S. Treasury Inflation-Protected Securities are unrated, but are backed by the full faith and credit of the government of the United States of America and are therefore considered by the Fund’s investment adviser to be comparable to bonds rated AAA/Aaa.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-345-7999, visiting the Fund’s website (http://www.westernclaymore.com), or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

A	Ratings shown are expressed as a percentage of the portfolio. Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.
B	Expressed as a percentage of the portfolio.

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

December 31, 2004

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/SHARES	VALUE
Long-Term Securities	150.2%

U.S. Government and Agency Obligations	120.5%

Indexed SecuritiesA	120.5%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	$124,168	$122,960
United States Treasury Inflation-Protected Security		1.875%	7/15/13	53,520	55,055	B
United States Treasury Inflation-Protected Security		2.000%	1/15/14	825,351	854,238

Total U.S. Government and Agency Obligations (Identified Cost—$1,035,098)					1,032,253
Corporate Bonds and Notes	4.0%

Electric	0.7%
The AES Corporation		8.875%	2/15/11	5,000	5,712

Food, Beverage and Tobacco	0.9%
Altria Group, Inc.		7.000%	11/4/13	7,500	8,127

Gas and Pipeline Utilities	1.2%
Dynegy Holdings Inc.		8.750%	2/15/12	5,000	5,237
The Williams Companies, Inc.		7.500%	1/15/31	5,000	5,175

					10,412

Health Care	0.6%
Tenet Healthcare Corporation		7.375%	2/1/13	5,000	4,850

Oil and Gas	0.6%
El Paso Corporation		7.750%	1/15/32	5,000	4,788

Total Corporate Bonds and Notes (Identified Cost—$31,705)					33,889
Asset-Backed Securities	0.2%

Indexed SecuritiesC	0.2%
Mutual Fund Fee Trust XIII Series 2000-3		9.070%	7/1/08	5,159	1,692	D

Total Asset-Backed Securities (Identified Cost—$1,504)					1,692
Yankee BondsE	25.3%

Electric Utilities	0.6%
Empresa Nacional de Electricidad S.A.		7.875%	2/1/27	5,000	5,299

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/SHARES		VALUE
Yankee Bonds—Continued

Foreign Governments	21.3%
Federative Republic of Brazil		14.500%	10/15/09	$15,510		$20,681
Federative Republic of Brazil		8.000%	4/15/14	7,342		7,512
Federative Republic of Brazil		10.125%	5/15/27	19,915		22,673
Federative Republic of Brazil		11.000%	8/17/40	11,710		13,894
Republic of Colombia		11.750%	2/25/20	15,980		20,534
Republic of Ecuador		8.000%	8/15/30	6,670		5,753F
Republic of El Salvador		8.250%	4/10/32	5,030		5,080G
Republic of Panama		9.375%	1/16/23	13,940		16,101
Republic of Peru		8.750%	11/21/33	15,260		16,557
Russian Federation		5.000%	3/31/30	36,800		38,066F
United Mexican States		11.500%	5/15/26	2,680		4,101
United Mexican States		7.500%	4/8/33	11,240		12,139

						183,091

Oil and Gas (Exploration and Production)	0.6%
Petroleos Mexicanos		8.625%	12/1/23	4,410		5,109G

Special Purpose	2.1%
Aries Vermogensverwaltungs		9.600%	10/25/14	5,000		6,150G
Petrozuata Finance, Inc.		8.220%	4/1/17	11,525		11,510G

						17,660

Telecommunications	0.4%
Axtel SA		11.000%	12/15/13	500		539
Innova S. de R.L.		9.375%	9/19/13	2,300		2,616

						3,155

Transportation	0.3%
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.		11.750%	6/15/09	2,440		2,486

Total Yankee Bonds (Identified Cost—$201,387)						216,800
Preferred Stocks	0.2%
Fannie Mae		7.000%		34	shs	1,945C

Total Preferred Stocks (Identified Cost—$1,715)						1,945

Total Long-Term Securities (Identified Cost—$1,271,409)						1,286,579

Annual Report to Shareholders

	% OF NET ASSETS	PAR/SHARES	VALUE
Short-Term Securities	0.1%

Options PurchasedH	0.1%
Emerging Markets Bond Index Futures Put, February 2005, Strike Price $266.40		50,000,000I	$0
Eurodollar Future Call, October 2005, Strike Price $96.00		600I	986

Total Short-Term Securities (Identified Cost—$1,626)			986
Total Investments (Identified Cost—$1,273,035)	150.3%		1,287,565
Other Assets Less Liabilities	(2.4)%		(21,005)
Liquidation Value of Preferred Shares	(47.9)%		(410,000)

Net Assets Applicable to Common Shareholders	100.0%		$856,560

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenH
Emerging Markets Bond Index Call, Strike Price $319.68	February 2005	50,000,000	$(1,453)
U.S. Treasury Note Futures Call, Strike Price $109.00	March 2005	1,250	(124)

			$(1,577)

Futures Contracts WrittenH
U.S. Treasury Bond Futures	March 2005	218	$51
U.S. Treasury Note Futures	March 2005	2,312	(395)

			$(344)

A	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
B	Collateral to cover futures and written option contracts.
C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of December 31, 2004.
D	Private placement.
E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
F	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
G	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.3% of net assets.
H	Options and futures are described in more detail in the notes to financial statements.
I	Par shown represents actual number of contracts.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Assets:
Investments, at value (Identified Cost—$1,271,409)	$1,286,579
Short-term securities, purchased, at value (Identified Cost—$1,626)	986

		$1,287,565
Cash		1,005
Receivable for:
Securities sold		8,197
Interest		13,608

Total assets		1,310,375

Liabilities:
Options written (Proceeds—$4,213)		5,790
Payable for:
Reverse repurchase agreement and interest payable		20,865
Securities purchased		9,997
Investment advisory fee		693
Administrative fee		10
Income distribution		5,363
Futures variation margin		778
Accrued expenses and other liabilities		319

Total liabilities		43,815

Preferred Shares:
No par value, 16 shares authorized, issued and outstanding, $25 liquidation value per share (Note 5)		410,000

Net Assets Applicable to Common Shareholders		$856,560

Summary of Stockholders’ Equity:
Common shares, no par value, unlimited number of shares authorized, 61,184 shares issued and outstanding (Note 4)		$869,931
Under/(over) distributed net investment income		962
Accumulated net realized gain/(loss) on investments, options and futures		(26,942)
Net unrealized appreciation/(depreciation) on investments, options and futures		12,609

Net Assets Applicable to Common Shareholders		$856,560

Net asset value per common share ($856,560 ÷ 61,184 common shares issued and outstanding)		$14.00

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF OPERATIONS

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

FOR THE PERIOD ENDED DECEMBER 31, 2004A
Investment Income:
Interest	$67,999

Expenses:
Advisory and administration fees	6,625
Audit and legal fees	148
Custodian fees	165
Preferred share agent fees	24
Proxy expense	55
Registration fees	44
Reports to shareholders	110
Transfer agent and shareholder servicing expense	22
Trustees’ fees and expenses	60
Other	38

Total operating expenses	7,291
Less compensating balance credits	(3)
Interest expense	1,444

Total expenses	8,732

Net Investment Income	59,267

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	2,300
Options	(24,293)
Futures	(4,966)
Unrealized appreciation/(depreciation) of investments and options	12,609

Net Realized and Unrealized Gain/(Loss) on Investments	(14,350)

Increase in Net Assets Resulting From Operations	44,917
Dividends to Auction Preferred Shareholders From Net Investment Income	(5,141)

Net Increase in Net Assets Applicable to Common Shareholders Resulting From Operations	$39,776

A	For the period February 27, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

FOR THE PERIOD ENDED DECEMBER 31, 2004A
Increase in Net Assets Applicable to Common Shareholders:
Net investment income	$59,267
Net realized gain/(loss) on investments, options and futures	(26,959)
Unrealized appreciation/(depreciation) of investments, options and futures	12,609

Increase in net assets resulting from operations	44,917
Dividends to preferred shareholders from net investment income	(5,141)

Increase in Net Assets Applicable to Common Shareholders Resulting From Operations	39,776

Distributions to Common Shareholders:
From net investment income	(53,147)

Capital Transactions:
Net proceeds from initial offering	874,900
Offering costs from common shares issuance	(1,833)
Offering costs from preferred shares issuance	(521)
Sales load on issuance of preferred shares	(4,100)
Reinvestment of dividends resulting in the issuance of common shares	1,385

869,831

Net increase in net assets applicable to common shareholders	856,460

Net Assets:
Beginning of period	100

End of period	$856,560

Under/(over) distributed net investment income	$962

A	For the period February 27, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF CASH FLOWS

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

FOR THE PERIOD ENDED DECEMBER 31, 2004A
Increase/(Decrease) in Cash:
Cash flows provided from/(used for) operating activities:
Purchased interest	$(11,784)
Interest received	26,321
Expenses paid	(6,042)
Interest sold	6,022
Interest expense paid	(1,444)
Purchase of long-term portfolio investments	(1,906,760)
Proceeds from sale of long-term portfolio investments	672,869
Net purchases in excess of proceeds from sales of short-term portfolio transactions	1
Net payments for futures transactions	(13,777)
Net premiums received from written options transactions	(12,460)

Net cash used for operating activities	(1,247,054)

Cash flows provided by/(used for) financing activities:
Net cash provided by initial public offering	874,594
Cash provided by reverse repurchase agreements	20,865
Net cash provided by preferred shares initial public offering	405,383
Cash distributions paid to common shareholders	(47,784)
Cash distributions paid to preferred shareholders	(5,099)

Net cash provided by financing activities	1,247,959

Net increase in cash:
Cash at beginning of period	100

Cash at end of period	$1,005

Reconciliation of Net Increase in Net Assets Resulting From Operations to Net Cash Used for Operating Activities:
Net increase in net assets resulting from operations	$44,917

Increase in investments	(1,301,676)
Net realized loss on investment transactions, options and futures	26,959
Net increase in unrealized appreciation/(depreciation) of investments	(12,609)
Increase in interest and dividends receivable	(21,805)
Increase in accrued expenses and other liabilities	17,160

Total adjustments	(1,291,971)

Net cash used for operating activities	$(1,247,054)

A	For the period February 27, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per-share operating performance data for a share of common stock outstanding throughout the period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE PERIOD ENDED DECEMBER 31, 2004A
Per Share Operating Performance:
Net asset value, beginning of period	$14.33	B

Net investment income	.97
Net realized and unrealized gain/(loss) on investments	(.32)

Total from investment operations	.65
Dividends paid to preferred shareholders	(.08)

Total from investment operations applicable to common shareholders	.57

Dividends paid to common shareholders from net investment income	(.87)

Offering costs charged to paid-in capital	(.03)

Net asset value, end of period	$14.00

Market value, end of period	$12.82

Average market value per share	$13.33

Total Investment Return Based on:C
Market value	(8.73	)%D
Net asset value	3.99	%E

Ratios and Supplemental Data:
Ratio of expenses to average weekly net assets (including interest expense) attributable to:
Common shares	1.25	%F
Total managed assetsG	.80	%F

Ratio of net investment income to average weekly net assets attributable to:
Common shares	8.47	%F
Total managed assetsG	5.45	%F

Asset coverage on preferred shares, end of periodH	308%
Portfolio turnover rate	54.16%	D
Net assets applicable to common shareholders at end of period (in thousands)	$856,560

A	For the period February 27, 2004 (commencement of operations) to December 31, 2004.
B	Net of sales load of $0.675 on initial shares issued.
C	Total return based on market value reflects changes in market value. Total return based on net asset value reflects changes in the Fund’s net asset value during the period. Each figure includes reinvestments of distributions. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares trade during the period. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
D	Not annualized.
E	Not annualized. Total return on NAV includes offering costs. If offering costs were excluded, the total return would be 4.20%.
F	Annualized.
G	Includes liquidation value of preferred shares.
H	Asset coverage on preferred shares equals net assets of common shares plus the redemption value of the preferred shares divided by the value of outstanding preferred stock.

See notes to financial statements.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands)

1. Significant Accounting Policies:

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (“Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, closed-end management investment company. The Fund commenced operations on February 27, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting under their supervision. The factors considered in making such valuations are subject to change over time and are reviewed periodically. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agencies) aggregated $322,188 and $67,192, respectively, for the period ended December 31, 2004. Purchases and sales of U.S. government and government agency obligations were $1,594,063 and $594,818, respectively, for the period ended December 31, 2004.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.

Distributions to Common Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividends earned less expenses. All premiums and discounts are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security, and serve to reduce or increase interest income. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid monthly. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under tax regulations.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the period ended December 31, 2004, the Fund earned compensating balance credits of $3.

Use of Estimates

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Annual Report to Shareholders

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from U.S. generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Distributions of $58,288 during the period ended December 31, 2004, were characterized as ordinary income. No capital gain distributions were paid during the period ended December 31, 2004.

Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and December 31 of each year (“post-October loss”) as occurring on the first day of the following tax year. For the period ended December 31, 2004, realized capital and currency losses reflected in the accompanying financial statements, which will not be recognized for federal income tax purposes until 2005, are shown in the table below.

The tax basis components of net assets at December 31, 2004, were:

Unrealized appreciation	$18,329
Unrealized depreciation	(5,517)

Net unrealized appreciation/(depreciation)	12,812
Undistributed ordinary income	6,325
Capital loss carryforwards	(27,145)
Paid-in capital	864,568

Net assets	$856,560

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. The Fund had unused capital loss carryforwards for federal income tax purposes at December 31, 2004, of $27,145, which expire in 2012.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the period ended December 31, 2004, the Funds recorded a $17 permanent reclassification, which relates primarily to reclassifications of gains/losses on paydown securities. Results of operations and net assets were not affected by these reclassifications.

At December 31, 2004, the cost of investments for federal income tax purposes was $1,272,832.

3. Financial Instruments:

Options Transactions

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

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NOTES TO FINANCIAL STATEMENTS—Continued

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase that put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the portfolio of investments. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call and put options during the period ended December 31, 2004, was as follows:

	Calls		Puts
	Actual Contracts	Premiums	Actual Contracts	Premiums
Options written	100,018,836	$29,979	1,000	$542
Options closed	(50,010,639)	(13,659)	(1,000)	(542)
Options expired	(3,150)	(1,318)	—	—
Options exercised	(3,797)	(10,789)	—	—

Options outstanding at December 31, 2004	50,001,250	$4,213	—	$—

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Fund will not enter into any swap agreement unless Western Asset Management Company (the “Investment Manager”) believes that the other party to the transaction is creditworthy, the Fund does

Annual Report to Shareholders

bear the risk of loss of the amount expected to be received under the swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Fund had no open swap agreements at December 31, 2004.

Futures

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts for various reasons, including in connection with its interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The open futures positions and related appreciation or depreciation at December 31, 2004, are listed at the end of the Fund’s portfolio of investments.

Reverse Repurchase Agreements

For the period ended December 31, 2004, the average amount of reverse repurchase agreements outstanding was $148,616 and the daily weighted average interest rate was 1.34%.

As of December 31, 2004, the Fund entered into a reverse repurchase agreement (the “Reverse Repurchase Agreement”) with Lehman Brothers, Inc. for $20,865, which was settled on January 11, 2005. The Reverse Repurchase Agreement was recorded at cost and was collateralized by a U.S. Treasury Inflation Protected Security with a par value of $19,500 and a market value as of December 31, 2004, of $20,845 that matures on January 15, 2013. The implied interest rate on the Reverse Repurchase Agreement was 2.13% at December 31, 2004.

4. Common Shares:

On February 27, 2004, the Fund completed the initial public offering of 53,350 shares of common stock. Proceeds paid to the Fund amounted to $763,972 after deduction of sales load of $36,011 and underwriting commissions of $267.

On March 16, 2004, the Fund’s underwriters exercised an option to purchase an additional 4,500 shares of common stock. Proceeds paid to the Fund amounted to $64,440 after deduction of sales load of $3,038 and underwriting commissions of $23.

On April 13, 2004, the Fund’s underwriters exercised an option to purchase an additional 3,225 shares of common stock. Proceeds paid to the Fund amounted to $46,182 after deduction of sales load of $2,177 and underwriting commissions of $16.

Of the 61,184 shares of common stock outstanding at December 31, 2004, the Investment Manager owned 7 shares and 102 shares were issued pursuant to the Dividend Reinvestment Plan.

5. Preferred Shares (amounts are not in thousands):

There are 16,400 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 16,400 Preferred Shares outstanding consist of five series: 3,280 shares each of Series M, Series T, Series W, Series TH, and Series F. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on the Series M, Series W and Series F Preferred Shares are cumulative and are paid at a rate typically reset every 7 days based on the results of an auction. The rate for Series T and Series TH is reset every 28 days. Dividend rates ranged from 1.32% to 2.75% from May 17, 2004, to December 31, 2004; the average rate was 1.80%. Under the 1940 Act, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect at least two Trustees of the Fund.

6. Securities Loaned:

The Fund may lend its portfolio securities in order to earn income. The Fund will receive collateral in cash or high quality securities at least equal to the current value of the loaned securities. The Fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities. As of December 31, 2004, there were no securities on loan.

7. Transactions With Affiliates and Certain Other Parties:

The Fund has entered into an Investment Advisory Agreement with Claymore Advisors, LLC (“Investment Adviser”), which provides for payment of a monthly fee computed at the annual rate of 0.60% of the Fund’s average weekly assets. The Investment Adviser has, in turn, entered into an Investment Management Agreement with the Investment Manager, pursuant to which the Investment Manager provides investment management services to the Fund. In exchange for the services provided by the Investment Manager, the Investment Adviser pays a portion of the fees it receives from the Fund to the Investment Manager, at the annual rate of 0.27% of the Fund’s average weekly assets. “Average weekly assets” means the average weekly value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating “average weekly assets,” neither the liquidation preference of any preferred shares outstanding nor any liabilities associated with any instrument or transactions used by the Investment Manager to leverage the Fund’s portfolio (whether or not such instruments or transactions are “covered” as described in the prospectus) is considered a liability.

Under the administrative agreement with the Fund, Legg Mason Fund Adviser, Inc. (“Administrator”), an affiliate of the Investment Manager, provides certain administrative and accounting functions for the Fund. In consideration for these services, the Fund pays the Administrator a monthly fee at an annual rate of $125.

8. Trustee Compensation (dollar amounts are not in thousands):

Each Independent Trustee currently receives a fee of $8,000 annually for serving as a Trustee of the Fund and a fee of $1,000 and related expenses for each meeting of the Board of Trustees attended. The Chairman of the Board receives an additional $1,500 per year for serving in that capacity. Audit Committee members receive $500 for each meeting, and the Audit Committee Chairman receives an additional $1,500 annually. Other committee members receive $500 per meeting.

Annual Report to Shareholders

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, changes in net assets, and cash flows and the financial highlights present fairly, in all material respects, the financial position of the Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (the “Fund”) at December 31, 2004, the results of its operations, the changes in its net assets, the statement of cash flows and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 14, 2005

Annual Report to Shareholders

TRUSTEES AND OFFICERS

The Trustees and officers of the Fund, their ages, and a description of their principal occupations during the past five years are listed below. Except as noted, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee or officer may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, CA 91101.

Name and Age	Position(s) With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter Erichsen Age 48	Trustee and Chairman of the Board of Trustees(1)(2)	Term expires in 2006; served since January 2004	Vice President, General Counsel and Secretary of the J. Paul Getty Trust (2001-present); Governor of the Philadelphia Stock Exchange (1999-present); Chairman of the Philadelphia Stock Exchange’s Audit Committee (1999-present). Formerly: Vice President and General Counsel of the University of Pennsylvania (1997-2001).	2	Trustee of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present).
Michael Larson Age 44	Trustee(1)(2)	Term expires 2005; served since September 2004	Chief Investment Officer for William H. Gates III (1994-present). Formerly: Senior Partner, Fixed Income for Harris Investment Management (1993); Chief Fixed Income Officer, Commonwealth Investment Counsel (1992); Senior Portfolio Manager, Putnam Management Company (1989-1992); Director, ARCO Investment Management Company (1980-1989).	2	Pan American Silver Corp. (silver mining, development and exploration company) (1999-present); Trustee of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2004-present).
Ronald A. Nyberg Age 51	Trustee(1)(2)	Term expires in 2006; served since January 2004	Principal of Ronald A. Nyberg, Ltd, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly: Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments, an investment advisory firm (1982-1999).	6	Trustee of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present); Trustee of MBIA/Claymore Managed Duration Investment Grade Municipal Fund (2003-present); Trustee of Advent Claymore Convertible Securities & Income Fund (2003-present); Trustee of Dreman/Claymore Dividend & Income Fund (2003-present); Trustee of TS & W/Claymore Tax-Advantaged Balanced Fund (2004-present); Trustee of Madison/Claymore Covered Call Fund (2004-present); Trustee of Fiduciary/Claymore MLP Opportunity Fund (2004-present).

Annual Report to Shareholders

Name and Age	Position(s) With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Ronald E. Toupin, Jr. Age 46	Trustee(1)(2)	Term expires in 2007; served since January 2004	Formerly: Vice President, Manager and Portfolio Manager of Nuveen Asset Management, an investment advisory firm (1998-1999); Vice President and Portfolio Manager of Nuveen Investment Advisory Corporation, an investment advisory firm (1992-1999); Vice President and Manager of Nuveen Unit Investment Trusts (1991-1998); and Assistant Vice President and Portfolio Manager of Nuveen Unit Trusts (1988-1990), and John Nuveen & Company, Inc. (1982-1999).	6	Trustee of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present); Trustee of MBIA/Claymore Managed Duration Investment Grade Municipal Fund (2003-present); Trustee of Advent Claymore Convertible Securities & Income Fund (2003-present); Trustee of Dreman/Claymore Dividend & Income Fund (2003-present); Trustee of TS&W/Claymore Tax-Advantaged Balanced Fund (2004-present); Trustee of Madison/Claymore Covered Call Fund (2004-present); Trustee of Fiduciary/Claymore MLP Opportunity Fund (2004-present).
Interested Trustees
Nicholas Dalmaso Age 39(3)	Trustee	Term expires in 2005; served since January 2004	Senior Managing Director and General Counsel of Claymore Securities, Inc. (2001-present) and Claymore Advisors, LLC (2003-present); Chief Executive Officer, Chief Legal Officer, President and Chief Compliance Officer to funds in the Claymore Fund Complex. Manager of Claymore Fund Management Company LLC (2002-present). Formerly: Assistant General Counsel of John Nuveen & Company, Inc. (1999-2001); Vice President and Associate General Counsel of Van Kampen Investments (1992-1999).	6	Trustee of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present); Trustee of MBIA/Claymore Managed Duration Investment Grade Municipal Fund (2003-present); Director of Flaherty & Crumrine/Claymore Preferred Securities Income Fund (2002-present); Trustee of Advent Claymore Convertible Securities & Income Fund (2003-present); Trustee of Flaherty & Crumrine/Claymore Total Return Fund (2003-present); Trustee of Dreman/Claymore Dividend & Income Fund (2004-present); Trustee of TS&W/Claymore Tax-Advantaged Balanced Fund (2004-present); Trustee of Madison/Claymore Covered Call Fund (2004-present); Trustee of Fiduciary/Claymore MLP Opportunity Fund (2004-present).

Annual Report to Shareholders

TRUSTEES AND OFFICERS—Continued

Name and Age	Position(s) With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Randolph L. Kohn Age 58(4)	Trustee and President	Term expires in 2007; served since January 2004(5)	President, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present) and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present). Formerly: Director, Global Client Services and Marketing, Western Asset Management Company (1984-2002); Director (1996-2001) and Chairman (2000-2001), Arroyo Seco, Inc.; Director of Marketing, American Express Asset Management (1982-1984); Director of Marketing, First Asset Management (1979-1982); Marketing Executive, Kemper Financial Services (1975-1979).	2	Trustee of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present).
Officers
Gregory B. McShea Age 38(6)	Vice President	Served since January 2004(5)	General Counsel, Western Asset Management Company (2003-present); Vice President, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present). Formerly: Associate General Counsel and Compliance Director, Private Client Group, Legg Mason Wood Walker, Incorporated, a brokerage firm (“LMWW”), and an affiliate of Western Asset Management Company (1997-2003).	N/A	N/A
Marie K. Karpinski Age 55 100 Light Street Baltimore, MD 21202(6)	Treasurer	Served since January 2004(5)	Vice President, LMWW (1992-present); Vice President and Treasurer of all Legg Mason retail, open-end investment companies (1986-present); Vice President and Treasurer of Legg Mason Charles Street Trust, Inc., an open-end investment company (1998-present); Treasurer and Principal Financial and Accounting Officer of Pacific American Income Shares, Inc., a closed-end investment company (2001-present), Western Asset Funds, Inc. (1990-present), Western Asset Premier Bond Fund (2001-present), and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present). Formerly: Assistant Treasurer of Pacific American Income Shares, Inc. (1988-2001).	N/A	N/A

Annual Report to Shareholders

Name and Age	Position(s) With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Amy M. Olmert Age 41 100 Light Street Baltimore, MD 21202(6)	Chief Compliance Officer	Served since September 2004(5)	Senior Vice President of Legg Mason, Inc. since 2004. Vice President and Chief Compliance Officer of all Legg Mason retail, open-end investment companies since 2004. Vice President and Chief Compliance Officer of Legg Mason Charles Street Trust, Inc. an open-end investment company since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).	N/A	N/A
Erin K. Morris Age 38 100 Light Street Baltimore, MD 21202(6)	Assistant Treasurer	Served since January 2004(5)	Assistant Vice President of LMWW (2002-present); Assistant Treasurer of Legg Mason Income Trust, Inc., Legg Mason Cash Reserve Trust, Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Pacific American Income Shares, Inc., Western Asset Funds, Inc. and Western Asset Premier Bond Fund (2001-present) and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present); Manager, Funds Accounting, LMWW (2000-present. Formerly: Assistant Manager, Funds Accounting, LMWW (1993-2000).	N/A	N/A
Heidemarie Gregoriev Age 33 2455 Corporate West Drive, Lisle, IL 60532(6)	Secretary	Served since May 2004(5)	Vice President and Assistant General Counsel, Claymore Advisors, LLC and Claymore Securities, Inc. since February 2004 and Secretary to funds in the Claymore Fund Complex. Previously: Legal Counsel, Henderson Global Investors (North America) Inc. and Assistant Secretary (2001-2004) and Chief Legal Officer (2003-2004) of Henderson Global Funds; Attorney, Gardner, Carton & Douglas, 1997-2001.	N/A	N/A

Annual Report to Shareholders

TRUSTEES AND OFFICERS—Continued

Name and Age	Position(s) With the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Steven M. Hill Age 40 2455 Corporate West Drive, Lisle, IL 60532(6)	Assistant Treasurer	Served since May 2004(5)	Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc. since 2003; Chief Financial Officer, Chief Accounting Officer and Treasurer of funds in the Claymore Fund Complex. Previously: Treasurer of Henderson Global Funds and Operations Manager for Henderson Global Investors (NA) Inc. (2002-2003); Managing Director, FrontPoint Partners LLC (2001-2002); Vice President, Nuveen Investments (1999-2001); Chief Financial Officer, Skyline Asset Management LP, (1999); Vice President, Van Kampen Investments and Assistant Treasurer, Van Kampen mutual funds (1989-1999).	N/A	N/A
Richard C. Sarhaddi Age 30 2455 Corporate West Drive, Lisle, IL 60532(6)	Assistant Secretary	Served since May 2004(5)	Assistant Vice President and Attorney, Claymore Advisors, LLC and Claymore Securities, Inc.; and Assistant Secretary to funds in the Claymore Fund Complex (2004-present). Formerly: Editor, CCH Incorporated (2003-2004).	N/A	N/A
(1)	Member of the Audit Committee of the Board of Trustees.
(2)	Member of the Governance and Nominating Committee of the Board of Trustees.
(3)	Mr. Dalmaso may be deemed an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund on the basis of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Adviser, and his ownership of an interest therein.
(4)	Mr. Kohn is an “interested person” (as defined above) of the Fund on the basis of his former employment with Western Asset and certain of its affiliated entities (as disclosed above), as well as his ownership of certain shares of common stock of Legg Mason, Inc., Western Asset’s parent company.
(5)	Each officer shall hold office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified.
(6)	Officers of the Fund are “interested persons” (as defined above).

Annual Report to Shareholders

PRIVACY POLICY

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment.

From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

This notice is being provided on behalf of:

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Western Asset/Claymore U.S. Treasury

Inflation Protected Securities Fund 2

The Board of Trustees

Peter Erichsen, Chairman

Randolph L. Kohn, President

Nicholas Dalmaso

Michael Larson

Ronald A. Nyberg

Ronald E. Toupin, Jr.

Officers

Gregory B. McShea, Vice President

Amy M. Olmert, Chief Compliance Officer

Marie K. Karpinski, Treasurer and Principal Financial and Accounting Officer

Steven M. Hill, Assistant Treasurer

Erin K. Morris, Assistant Treasurer

Heidemarie Gregoriev, Secretary

Richard C. Sarhaddi, Assistant Secretary

Investment Manager

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Investment Adviser

Claymore Advisors, LLC

2455 Corporate West Drive

Lisle, IL 60532

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, NY 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, MD 21201

Transfer Agent

EquiServe Trust Company, N.A.

P.O. Box 43011

Providence, RI 02940-3011

This report is sent to shareholders of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees, and on such terms as the Board of Trustees shall determine.

WIW-AR-04

Item 2 – Code of Ethics

(a)	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (the “Registrant”) has adopted a Code of Ethics, as defined in the instructions to Item 2 of Form N-CSR, that applies to the Registrant’s principal executive, financial and accounting officers, a copy of which is attached as an exhibit to this Form N-CSR.

(b)	Omitted.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

Item 3 – Audit Committee Financial Expert

The Audit Committee of the Registrant’s Board of Trustees is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)). In addition, the Board of Trustees of the Registrant has determined that Mr. Ronald E. Toupin, Jr. qualifies as an “audit committee financial expert” (as such term has been defined in the Regulations) based on its review of his pertinent experience, knowledge and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in absence of such designation or identification.

Item 4 – Principal Accounting Fees and Services

(a)	Audit Fees

Fiscal Year Ended December 31, 2003 - $0

Fiscal Year Ended December 31, 2004 - $72,300

(b)	Audit-Related Fees

Fiscal Year Ended December 31, 2003 - $0

Fiscal Year Ended December 31, 2004 - $16,400

Review of the rating agency compliance testing for the Registrant’s auction market preferred shares outstanding.

PricewaterhouseCoopers LLP did not bill fees for non-audit services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended December 31, 2003 - $0

Fiscal Year Ended December 31, 2004 - $900

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during each of the last two fiscal years by PricewaterhouseCoopers LLP that were not disclosed in Items 4(a), (b) or (c) above.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a), (b) or (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1) The Audit Committee has determined that all work performed for the Registrant by PricewaterhouseCoopers LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted pre-approval policies and procedures.

(2)	None.

(f)	Not applicable.

(g)	Non-Audit Fees

Fiscal Year Ended December 31, 2003 - $0

Fiscal Year Ended December 31, 2004 - $0

(h)	The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser and that were not pre-approved by the Audit Committee are compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Registrant is comprised of Peter Erichsen, Michael Larson, Ronald A. Nyberg and Ronald E. Toupin, Jr.

Item 6 – Schedule of Investments

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the annual report to shareholders contained in Item 1 hereof.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has delegated the voting of proxies relating to its portfolio securities to its sub-adviser, Western Asset Management Company (the “Sub-Adviser”). The Proxy Voting Policies and Procedures of the Sub-Adviser are attached as an exhibit to this Form N-CSR.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1)	Code of Ethics subject to the disclosure required by Item 2 – filed as an exhibit hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(c)	Proxy Voting Policies and Procedures subject to the disclosure required by Item 7 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

By:	/s/ RANDOLPH L. KOHN
Randolph L. Kohn
President, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RANDOLPH L. KOHN
Randolph L. Kohn
President, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date: February 25, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski
Treasurer and Principal Financial Accounting Officer,
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date: February 25, 2005